Business combinations - Acquisition of TLM - Narrative (Details) - GBP (£) £ in Thousands		12 Months Ended
	Aug. 03, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about business combination [line items]
Fair value movement of financial liabilities		£ (9,133)	£ (11,828)	£ 842
TLM
Disclosure of detailed information about business combination [line items]
Initial cash consideration	£ 3,214
Fair value of deferred consideration	£ 741
Deferred consideration payment period	18 months
Fair value of contingent consideration	£ 4,082
Fair value movement of financial liabilities		£ 4,100
Deferred tax liability	537
Intangible assets - client relationships	£ 2,106
TLM | Forecast
Disclosure of detailed information about business combination [line items]
Contingent consideration, payout, in percentage	40.00%